Securities Act File No. 333-63546
                                       Investment Company Act File No. 811-10423

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------
                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            |X|

                  Pre-Effective Amendment No.          1                    |X|
                                                 -------------
                  Post-Effective Amendment No.                              |_|
                                                ----------------

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|

                  Amendment No.      1                                      |X|
                                 ---------
--------------------------------------------------------------------------------


                SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.
               (Exact name of registrant as specified in charter)
--------------------------------------------------------------------------------


                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)
--------------------------------------------------------------------------------


                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

--------------------------------------------------------------------------------

                          LAWRENCE P. VOGEL, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

 It is proposed that this filing will become effective (check appropriate box):


|_| immediately upon filing pursuant to paragraph (b)             |_|  on
(date)     pursuant to paragraph (a)(1)

-------------

|_| on  (date)  pursuant to paragraph (b)                         |_|  75 days
after filing pursuant to paragraph (a)(2)
        ------

|_| 60 days after filing pursuant to paragraph (a)(1)             |_|  on
(date)  pursuant to paragraph (a)(2) of rule 485.

--------

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                                                                 S E L I G M A N
--------------------------------------------------------------------------------
                                                   Investment Grade Fixed Income
                                                                      Fund, Inc.






                                    [GRAPHIC]

                               P R O S P E C T U S

                              [          ], 2 0 01



                             Seeking a High Level of

                                 Current Income

                    Consistent with Prudent Exposure to Risk


                                   managed by

                                    [GRAPHIC]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864


The Securities and Exchange Commission has neither approved nor disapproved the Seligman Investment Grade Fixed Income Fund, Inc. ("Fund"), and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if this Fund is suitable for you.

Table of Contents


The Fund
          Investment Objectives                                  3
          Principal Investment Strategies                        3
          Principal Risks                                        4
          Past Performance                                       5
          Fees and Expenses                                      6
          Management                                             7

Shareholder Information
          Deciding Which Class of Shares to Buy                  8
          Pricing of Fund Shares                                10
          Opening Your Account                                  10
          How to Buy Additional Shares                          11
          How to Exchange Shares Among
              the Seligman Mutual Funds                         12
          How to Sell Shares                                    12
          Important Policies That May Affect
              Your Account                                      13
          Dividends and Capital Gain Distributions              14
          Taxes                                                 14
          The Seligman Mutual Funds                             15


How to Contact Us                                               17

For More Information                                     back cover



                         TIMES CHANGE ... VALUES ENDURE

The Fund

INVESTMENT OBJECTIVES

The Fund seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to seek its investment objectives:

The Fund will normally invest at least 80% of its net assets in a diversified portfolio of investment grade fixed-income securities. The Fund may invest in securities of any duration.

Investment grade fixed-income securities are those rated within the four highest rating categories by Moody's Investors Service ("Moody's") or by Standard & Poor's Ratings Services ("S&P"), or, if unrated, deemed by the Fund's manager to be of comparable quality. They include obligations issued and guaranteed by the US government or its agencies or instrumentalities, corporate bonds and other obligations, mortgage-backed and other asset-backed securities, obligations of non-US government agencies and private institutions, and income-producing cash equivalents, including repurchase agreements. Mortgage-backed securities include collateralized mortgage obligations, mortgage pass-through securities and stripped mortgage-backed securities.

The Fund may invest up to 20% of its net assets in debt securities rated Ba by Moody's or BB by S&P, or, if unrated, debt securities deemed by the Fund's manager to be of comparable quality. These high-yield, high-risk, medium to lower quality bonds and notes, as well as those rated lower, are commonly referred to as "junk bonds." The Fund will not invest in junk bonds rated below Ba by Moody's or BB by S&P, or, if unrated, junk bonds deemed by the Fund's manager to be of comparable quality.

The Fund may purchase restricted securities that may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933 ("144A Securities"). The Fund will invest its net assets primarily in US dollar-denominated fixed-income securities of US issuers. However, the Fund may also invest in US dollar-denominated fixed-income securities of foreign issuers, including foreign governments or their agencies or instrumentalities, foreign banks and foreign corporations. The Fund may also invest up to 10% of its net assets in non-US dollar-denominated fixed-income securities of US or foreign issuers.

The Fund's investment limitations and Moody's and S&P ratings restrictions will apply at the time securities are purchased. The Fund is not required to sell a security if it no longer complies with these limitations or restrictions as a result of a change in rating or other event.


The Fund's investment approach combines macroeconomic analysis of the fixed-income market with fundamental research into individual securities, customized by market sector. The Fund's manager considers trends in the fixed-income market and evaluates long-term trends in interest rates. Generally, if the Fund's manager believes interest rates will decline or remain flat, the Fund will seek to purchase securities with longer maturities, and if the Fund's manager expects rates to rise, the Fund will seek to purchase securities with shorter maturities (securities with longer maturities typically offer higher yields but are subject to greater price volatility than securities with shorter maturities). In considering how much of the Fund's assets to invest in any fixed-income market sector, the manager will look at the relative value offered by the specific sectors. In selecting individual securities for the Fund, the Fund's manager evaluates each security's particular characteristics, such as duration, yield, quality, and relative value.

The Fund generally sells securities when the Fund's manager believes that: the direction of long-term interest rates is changing; credit quality is deteriorating; better opportunities exist in the market; yield spreads have become too narrow to justify the added volatility of securities with longer maturities; or the Fund must meet cash requirements.


The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be readily sold within seven days at approximately the Fund's value of the securities). Rule 144A Securities deemed to be liquid by the Fund's manager are not included in this limitation. While the Fund generally favors cash-paying securities over securities with deferred payment, it may invest in "zero-coupon" bonds (interest payments accrue until maturity) and "pay-in-kind" bonds (interest payments are made in additional shares). The Fund may purchase securities on a when-issued or forward commitment basis (delivery of securities and payment of the purchase price takes place after the commitment to purchase the securities).

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objectives.

The Fund's investment objectives may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee that the Fund will achieve its objectives.

PRINCIPAL RISKS

The Fund's net asset value, yield and total return will fluctuate with changes in the value of the securities held by the Fund. You may experience a decline in the value of your investment, and you could lose money if you sell your shares at a price lower than you paid for them. The principal factors that may affect the value of the Fund's securities holdings are: (i) changes in interest rates,
(ii) the credit worthiness of the issuers of securities held by the Fund, (iii) unanticipated prepayment, and (iv) the decline of the bond market.

     Interest-rate risk. Changes in market interest rates will affect the value of securities held by the Fund. Generally, the market value of fixed-income securities moves in the opposite direction of interest rates; the market value decreases when interest rates rise and increases when interest rates fall. The Fund's net asset value per share generally moves in the same direction as the market value of the securities that it holds. Therefore, if interest rates rise, you should expect the Fund's net asset value per share to fall, and if interest rates fall, you should expect the Fund's net asset value to rise.

     Long-term securities are generally more sensitive to changes in interest rates, and, therefore, are subject to a greater degree of market price volatility. To the extent the Fund holds long-term securities, its net asset value will be subject to a greater degree of fluctuation than if it held securities of a shorter duration.

     Credit risk. A fixed-income security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Credit risk also includes the risk that an issuer of a fixed-income security would not be able to make interest and principal payments. If the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

     While the Fund is required to invest at least 80% of its assets in securities rated investment grade, there is no guarantee that these securities are free from credit risk. Ratings by Moody's and S&P are generally accepted measures of credit risk. However, these ratings have limitations. The rating of an issuer is based heavily on past developments and does not necessarily reflect probable future conditions. Frequently there is a lag between the time the rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

     Prepayment risk. Mortgage-backed securities in which the Fund invests may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment. Mortgage prepayments generally increase during a period of declining interest rates. Prepayments increase the cash amounts available to the Fund for investment and these amounts would have to be reinvested at lower interest rates. In addition, prepayments on underlying mortgages result in a loss of anticipated interest, and, therefore, the actual yield to the Fund may be different from the quoted yield on the securities. As a result, when interest rates are declining, mortgage-backed securities may not increase as much as other fixed-income securities of comparable maturities, although they may have a similar risk of decline when interest rates rise.

     Market risk. Fixed income securities are traded principally by dealers in the over-the-counter market. The Fund's ability to sell securities it holds depends on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could reduce the number of ready buyers.

The Fund is also subject to the following risks:

Junk-bond risk. Junk bonds in which the Fund may invest are generally subject to higher volatility in yield and market value than investment grade securities. Junk bonds have a greater risk of loss of principal and income than higher-rated bonds and notes and are considered to be predominantly speculative with respect to the issuer's ability to pay interest and repay principal.

An economic downturn could adversely impact issuers' ability to pay interest and repay principal and could result in issuers' defaulting on such payments. The value of the Fund's investment grade securities will be affected, like all fixed-income securities, by market conditions relating to changes in prevailing interest rates. However, the value of lower-rated junk bonds is also affected by investors' perceptions. When economic conditions appear to be deteriorating, lower-rated bonds and notes may decline in market value due to investors' heightened concerns and perceptions over credit quality.

Junk bonds, like investment grade securities, are traded principally by dealers in the over-the-counter market. The market for junk bonds may be less active and less liquid than for higher-rated investment-grade bonds. Under adverse market or economic conditions, the secondary market for these junk bonds could contract further, causing the Fund difficulties in valuing and selling its securities.

Foreign securities and illiquid securities risk. Foreign securities and illiquid securities in the Fund's portfolio involve higher risk and may subject the Fund to higher price volatility. Investing in securities of foreign issuers involves risks not associated with US investments, including settlement risks, currency fluctuations, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and custody risks.

Zero-coupon and pay-in-kind risk. "Zero-coupon" and "pay-in-kind" securities may be subject to greater fluctuations in value because they tend to be more speculative than income bearing securities. Fluctuations in the market prices of these securities owned by the Fund will result in corresponding fluctuations and volatility in the net asset value of the shares of the Fund.

Portfolio turnover risk. The Fund may actively and frequently trade securities in its portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs which may increase the Fund's expenses and lower yield. Frequent and active trading may cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

The Fund's classes of shares are new, so performance information is not available.

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.


Shareholder Fees
   Class A    Class B     Class C    Class D
----------------
   -------    -------     -------    -------
Maximum Sales Charge
(Load)......................................................   4.75%        5%
      2%         1%
  Maximum Sales Charge (Load) on Purchases (as a % of offering
price)............   4.75%(1)    none        1%        none
  Maximum Contingent  Deferred Sales Charge (Load) (CDSC) on Redemptions (as a %
    of original purchase price or current net asset value,
    whichever is
less)...........................................................   none(1)
5%         1%         1%


Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)
Management
Fees..................................................................   0.50%
    0.50%      0.50%      0.50%
Distribution and/or Service (12b-1)
Fees.........................................   0.25        1.00       1.00
 1.00
Other
Expenses(2)................................................................
1.05        1.05       1.05       1.05

   ----        ----       ----       ----
Total Annual Fund Operating
Expenses.............................................   1.80        2.55
2.55       2.55
          Less:  Expense
Reimbursement(3)........................................   0.55        0.55
 0.55       0.55

   ----        ----       ----       ----
Net Operating
Expenses...........................................................   1.25
 2.00       2.00       2.00

 .  ----        ----       ----       ----


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

(2)  Based on estimated expenses of the Fund for the current fiscal year.

(3) Seligman has contractually undertaken to reimburse the Fund's "other expenses" to the extent they exceed 0. 50% per annum of average daily net assets. This undertaking will remain in effect at least until December 31, 2004.



----------------------------------------------
                                                  Example
                                                  This  example is intended to
help you compare the costs of  investing  in the Fund
   Management Fees:                               with the costs of  investing
in other  mutual  funds.  It assumes  (1) you invest
   Fees paid out of Fund assets to the            $10,000 in the Fund for each
period  and then sell all of your  shares at the end
   investment manager to compensate it for        of that period,  (2) your
investment has a 5% return each year, and (3) the Fund's
   managing the Fund.                             operating  expenses  remain
the same.  Although your actual costs may be higher or
                                                  lower, based on these
assumptions your costs would be:
   12b-1 Fees:
   Fees  paid by each  Class,  pursuant  to a
   plan  adopted by the Fund under Rule 12b-1
 1 Year     3 Years
   of the Investment Company Act of 1940. The
 ------     -------
   plan allows each Class to pay distribution     Class A
   $596        $853
   and/or service fees for the sale and           Class B
   $703        $927
   distribution of its shares and for providing   Class C
   $400        $721
   services to shareholders.                      Class D
   $303        $627

                                                  If you did not sell your
shares at the end of each period, your expenses would be:

   Other Expenses:
   Miscellaneous expenses of running the
 1 Year     3 Years
   Fund, including such things as transfer
 ------     -------
   agency, registration, custody, auditing.       Class A
   $596        $853
   and legal fees.                                Class B
   $203        $627
                                                  Class C
   $301        $721
                                                  Class D
   $203        $627
----------------------------------------------

MANAGEMENT

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated ("Seligman"), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman manages the investment of the Fund's assets, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and strategies, and administers the Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 22 US registered investment companies, which offer more than 50 investment portfolios with approximately $20 billion in assets as of June 30, 2001. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value as of June 30, 2001, of approximately $11 billion.


The Fund pays Seligman a management fee for its services. The management fee is based on a percentage of the Fund's average daily net assets. The management fee for the Fund is equal to an annual rate of 0.50% of the Fund's average daily net assets.

Portfolio Management

The Fund is managed by  Seligman's  Taxable  Fixed Income
Team,  which  is  headed  by Mr.  Gary  S.  Zeltzer.  Mr.
Zeltzer  joined  Seligman  in March  1998 as Senior  Vice
President,  Manager  Taxable Fixed Income.  Since joining
Seligman, he  has  been a Vice  President  and  Portfolio
Manager of the Fund.  Mr.  Zeltzer also manages  Seligman
Cash  Management  Fund,  Inc.,   Seligman  US  Government
Securities  Series,  a series of the Seligman High Income
Fund Series,  Seligman  Bond  Portfolio and Seligman Cash
Management   Portfolio,   two   portfolios   of  Seligman
Portfolios, Inc. Prior to joining Seligman, Mr. Zeltzer was a Group Vice President and Portfolio Manager at
Schroder Capital Management from July 1979 to March 1998.


---------------------------------------------------

Affiliates of Seligman:

Seligman Advisors, Inc.:
The Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:
A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.


Seligman Data Corp. ("SDC"):
The Fund's shareholder service agent; provides shareholder account services to the Fund.

---------------------------------------------------

Shareholder Information

DECIDING WHICH CLASS OF SHARES TO BUY

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

     o    The amount you plan to invest.

     o How long you intend to remain invested in the Fund, or another Seligman mutual fund.

     o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

     o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

An authorized dealer or your financial advisor will be able to help you decide which Class of shares best meets your needs.

--------------------------------------------------------------------------------
-------------------------------------------------
Class A

     o    Initial sales charge on Fund purchases, as set forth below:

                                                                 Sales Charge
     Sales Charge          Regular Dealer
                                                                    as a %
        as a %                Discount
                                                                 of Offering
        of Net                as a % of
      Amount of your Investment                                   Price(1)
   Amount Invested         Offering Price
      -------------------------                                   ---------
   ----------------        --------------
      Less than $50,000                                             4.75%
        4.99%                    4.25%
      $50,000-- $99,999                                             4.00
        4.17                     3.50
      $100,000-- $249,999                                           3.50
        3.63                     3.00
      $250,000-- $499,999                                           2.50
        2.56                     2.25
      $500,000-- $999,999                                           2.00
        2.04                     1.75
      $1,000,000 and over(2)                                        0.00
        0.00                     0.00

     (1)  "Offering  Price" is the amount that you actually pay for Fund shares;
          it includes the initial sales charge.

     (2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

     o    Annual 12b-1 fee (for shareholder services) of up to 0.25%.

     o No initial sales charge on reinvested dividends or capital gain distributions.

     o    Certain   employer-sponsored   defined   contribution-type  plans  can
          purchase shares with no initial sales charge.

--------------------------------------------------------------------------------
-------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------------------
Class B


     o    No initial sales charge on purchases.

     o    A  declining   CDSC  on  shares  sold  within  6  years  of  purchase:


---------------------------------------------------

      Years Since Purchase                                         CDSC
Your purchase of Class B shares
      --------------------                                         ----
must be for less than $250,000, because
      Less than 1 year                                              5%       if
you invest $250,000 or more, you will
      1 year or more but less than 2 years                          4        pay
less in fees and charges if you buy
      2 years or more but less than 3 years                         3
Class A or Class C shares
      3 years or more but less than 4 years                         3
      4 years or more but less than 5 years                         2
---------------------------------------------------
      5 years or more but less than 6 years                         1
      6 years or more                                               0

     o    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

     o Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees.

     o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

--------------------------------------------------------------------------------
-------------------------------------------------

--------------------------------------------------------------------------------
-----------------------------------------------
Class C

     o    Initial sales charge on Fund purchases, as set forth below:

                                                                          Sales
Charge as a %            Regular Dealer
                                              Sales Charge as a %
of Net                Discount as a % of
      Amount of your Investment              of Offering Price(1)
Amount Invested             Offering Price
      -------------------------              ---------------------
----------------            --------------
      Less than $100,000                             1.00%
1.01%                       1.00%
      $100,000-- $249,999                            0.50
0.50                        0.50
      $250,000-- $1,000,000                          0.00
0.00                        0.00

     (1)  "Offering  Price" is the amount that you actually pay for Fund shares;
          it includes the initial sales charge.

-------------------------------------------------------
                                                                    Your
purchase  of  Class C  shares  must be for less
       o  A 1% CDSC on shares sold within                           than
$1,000,000  because if you invest  $1,000,000 or
          eighteen months of purchase.                              more you
will pay less in fees and  charges if you buy
       o  Annual 12b-1 fee (for distribution                        Class A
shares.
          and shareholder services) of 1.00%.
-------------------------------------------------------
       o  No  automatic  conversion  to Class A  shares,  so you will be subject to higher ongoing 12b-1 fees indefinitely.
       o  No initial sales  charge on  reinvested  dividends  or capital gain  distributions.
       o  No  CDSC  when  you  sell  shares  purchased  with  reinvested dividends or capital gain distributions.
--------------------------------------------------------------------------------
-----------------------------------------------

--------------------------------------------------------------------------------
-----------------------------------------------
Class D*

     o    No initial sales charge on purchases.

     o    A 1% CDSC on shares sold within one year of purchase.

     o    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

     o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely

     o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions

          * Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D is comparable to the sales charge structure of the other funds offered under the program.

--------------------------------------------------------------------------------
-----------------------------------------------

Because the Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Fund's Board of Directors believes that no conflict of interest currently exists between the Fund's Class A, Class B, Class C and Class D shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.


How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other Seligman mutual fund ("another fund" or "other fund") or when you exchange shares of another fund to buy the same class of shares of the Fund. For the purpose of calculating the CDSC, when you exchange shares of the Fund for the same class of another fund, it will be assumed that you held the shares of the other fund since the date you originally purchased the shares of the Fund. Similarly, when you exchange shares of another fund for shares of the Fund, it will be assumed that you held the shares of the Fund since the date you originally purchased shares of the other fund.

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors receives your request in good order. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares. Purchase or sale orders received by an authorized dealer or your financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and received in good order by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading of the NYSE on that day. However, Seligman Advisors may reject any request to purchase Fund shares under the circumstances discussed later in this Prospectus in "Important Policies That May Affect Your Account." An authorized dealer or your financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.


-----------------------------
                                If your buy or sell order is  received by an
authorized dealer or your financial advisor after the
  NAV:                          close of regular trading  on the  NYSE, or is
accepted  by  Seligman Advisors after  the close of
  Computed  separately  for     business,  the  order  will be executed at the
Class's NAV  calculated  as of the close of regular
  each Class by dividing that   trading on the next NYSE  trading  day.  When
you  sell shares, you receive the Class's per share
  Class's share of the net      NAV,  less any applicable CDSC.
  assets of the Fund (i.e.,
  its assets less               The NAV of the Fund's shares is determined each
day,  Monday through Friday, on days that the NYSE
  liabilities) by the total     is open for trading.  Because of their higher
12b-1 fees,  the NAV of Class B, Class C and Class D
  number of outstanding         shares will generally be lower than the NAV of
Class A shares of the Fund.
  shares of the Class.

-----------------------------


Securities owned by the Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Fund's Board of Directors.

OPENING YOUR ACCOUNT

The Fund's shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy--Class D."

To make your initial investment in the Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.


        -----------------------------------------
The required minimum initial investments are:

          o    Regular (non-retirement) accounts: $1,000

          o    For accounts opened concurrently with Invest-A-Check(R):
               $100 to open if you will be making monthly investments
         You may buy shares of the Fund for all
               $250 to open if you will be making quarterly investments types of tax-deferred retirement plans.

         Contact Retirement Plan Services at the
If you buy shares by check and subsequently  sell the shares,  SDC will not send address or phone number listed on the
your  proceeds  until your  check  clears, which  could  take up to 15  calendar inside  back cover of this prospectus
days from the date of your purchase.
         for information and to receive the

         proper forms.
Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.


        -----------------------------------------

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.

If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a signature guarantee) at a later date.

HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases must be for $100 or more.

Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:

               Seligman Data Corp.
               P.O. Box 9766
               Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit in shares of the Fund. If you wish to use this service, contact SDC or an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name, and Class of shares and be drawn in an amount of $100.00 or more.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon Matrix SM. (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact an authorized dealer or your financial advisor for more information.

Seligman Harvester SM. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses, and establishing a prudent withdrawal schedule. Contact an authorized dealer or your financial advisor for more information.

HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell this Fund's shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy this Fund's shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same Class of the Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's minimum initial investment.

See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer or your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may sell shares to the Fund through an authorized dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the authorized dealer or your financial advisor may charge a service fee. Contact an authorized dealer or your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money. To protect you and the Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; or (3) to be mailed to other than your address of record, SDC requires the following from you, an authorized dealer or your financial advisor before sending any money:

     o    a signed, written redemption request;

     o    telephone confirmation; and

     o    a signature guarantee.

Confirmations will not affect the date on which your redemption request is actually processed.

         -------------------------------------------------
         Signature Guarantee:
         Protects you and the Fund from fraud.  It
         guarantees that a signature is genuine. A
         guarantee must be obtained from an eligible
         financial institution. Notarization by a notary
         public is not an acceptable guarantee.
         -------------------------------------------------

You may need to provide  additional  documents  to sell Fund  shares if you are:

     o    a corporation;

     o    an executor or administrator;

     o    a trustee or custodian; or

     o    in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact an authorized dealer or your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account service to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in the Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class B, Class C, or Class D shares and reinvest your dividends and capital gain distributions, you may withdraw 12%, 10%, or 10%, respectively, of the value of your Fund account (at the time of election) annually without a CDSC.

Check Redemption Service. If you have at least $25,000 in the Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application, or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B shares, check redemptions may be subject to CDSC. If you own Class C of Class D shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

The Fund reserves the right to:

     o    Refuse an exchange request if:

          1. you have exchanged twice from the same fund in any three-month period;

          2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of the Fund's net assets; or

          3.   you, an  authorized  dealer or your  financial  advisor have been
               advised  that  previous   patterns  of  purchases  and  sales  or
               exchanges have been considered excessive.

     o    Refuse any request to buy Fund shares;

     o    Reject any request received by telephone;

     o    Suspend or terminate telephone services;

     o    Reject a signature guarantee that SDC believes may be fraudulent;

     o Close your fund account if its value falls below $500, although the Fund generally will not close an account that falls below $500 as a result of a market decline. The Fund will notify you in writing at least 30 days before closing the account;

     o    Close  your  account  if  it  does  not  have  a  certified   taxpayer
          identification number.

Telephone Services

You, an authorized dealer or your financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

     o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

     o    Exchange shares between funds;

     o    Change dividend and/or capital gain distribution options;

     o    Change your address;

     o    Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

Restrictions apply to certain types of accounts:

     o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

     o    Corporations may not sell Fund shares by phone;

     o IRAs may only exchange Fund shares or request address changes by phone;

     o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other account owners to make requests by phone. An authorized dealer or your financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to write, and it may take longer for your request to be processed. The Fund's NAV may fluctuate during this time.

The Fund and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Fund and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege

If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the Fund or any other Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact an authorized dealer or your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund generally pays any dividends from its net investment income monthly and distributes any net capital gains realized on investments annually. It is expected that the Fund's distributions will be primarily income dividends.

-------------------------------
                                     You may elect to:
Dividend:
A payment by a mutual fund,          (1)      reinvest both dividends and
capital gain distributions;
usually derived from the
fund's net investment income         (2)      receive dividends in cash and
reinvest capital gain distributions; or
(dividends and interest
earned on portfolio                  (3)      receive both dividends and capital
gain distributions in cash.
securities less expenses).
                                     Your dividends and capital  gain
distributions  will be  reinvested  if you do not instruct
Capital  Gain  Distribution:         otherwise or if you own Fund shares in a
Seligman tax-deferred  retirement plan.
A payment to mutual fund
shareholders which represents        If you want to  change  your  election, you
 may write SDC at the address listed on the back
profits realized on the sale         cover of this prospectus or, if you have
telephone  services,  you, an authorized dealer or
of securities in a fund's            your financial advisor may call SDC. Your
request  must be received by SDC before the record
portfolio                            date to be effective for that dividend or
capital gain distribution.

Ex-dividend Date:                    Cash dividends or capital gain
distributions will be sent by check to your address of record
The day on which any declared        or, if you  have  current  ACH  bank
information  on  file,  directly  deposited  into your
distributions (dividends  or         predesignated bank account within 3-4
business days from the payable date.
capital gains) are deducted
from a fund's assets before          Dividends and capital  gain  distributions
are  reinvested to buy additional Fund shares on
it calculates its NAV.               the payable date using the NAV of the
payable date.

                                     Dividends on Class B, Class C and Class D
shares will be lower than the dividends on Class A
                                     shares as a  result of  their higher 12b-1
fees. Capital  gain distributions will be paid in
                                     the same amount for each Class.
-------------------------------

TAXES

The tax treatment of dividends and capital gain distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans are not taxed currently on dividends or capital gain distributions or on exchanges.

Dividends paid by the Fund are taxable to you as ordinary income. You may be taxed at different rates on capital gains distributed by the Fund depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

THE SELIGMAN MUTUAL FUNDS

EQUITY

SPECIALTY
--------------------------------------------------------------------------------

Seligman Communications and Information Fund
Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Emerging Markets Fund
Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund
Seeks long-term capital appreciation by investing primarily in global securities
(US  and  non-US)  of  companies  in  the  technology   and   technology-related
industries.

SMALL COMPANY
--------------------------------------------------------------------------------

Seligman Global Smaller Companies Fund
Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Frontier Fund
Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Small-Cap Value Fund
Seeks  long-term  capital   appreciation  by  investing  in  equities  of  small
companies, deemed to be "value" companies by the investment manager.

MEDIUM COMPANY
--------------------------------------------------------------------------------

Seligman Capital Fund
Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

LARGE COMPANY
--------------------------------------------------------------------------------

Seligman Common Stock Fund
Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk.

Seligman Global Growth Fund
Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund
Seeks long-term growth of capital value and an increase in future income.

Seligman International Growth Fund
Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US.


Seligman Large-Cap Value Fund
Seeks  long-term  capital   appreciation  by  investing  in  equities  of  large
companies, deemed to be "value" companies by the investment manager.

TAX AWARE
--------------------------------------------------------------------------------

Seligman Tax Aware Fund
--------------------------------------------------------------------------------
Seeks long-term capital appreciation, consistent with maximizing after-tax returns.

BALANCED
--------------------------------------------------------------------------------

Seligman Income Fund
Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.

FIXED-INCOME

INCOME
--------------------------------------------------------------------------------

Seligman High-Yield Bond Series
Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

Seligman US Government Securities Series
Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

MUNICIPAL
--------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund
Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*
 California          Louisiana           New Jersey
  *High-Yield        Maryland            New York
  *Quality           Massachusetts       North Carolina
 Colorado            Michigan            Ohio
 Florida             Minnesota           Oregon
 Georgia             Missouri            Pennsylvania
                                         South Carolina
* A small portion of income may be subject to state taxes.


MONEY MARKET
--------------------------------------------------------------------------------

Seligman Cash Management Fund
Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund
Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund
Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.


Seligman Time Horizon 10 Fund
Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as domestic fixed-income securities.

Seligman Harvester Fund
Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of fixed-income securities and cash than Seligman Time Horizon 10 Fund.

How to Contact Us


 The Fund                 Write:         Corporate Communications/
                                         Investor Relations Department
                                         J. & W. Seligman & Co. Incorporated
                                         100 Park Avenue, New York, NY 10017

                          Phone:         Toll-Free (800) 221-7844 in the US or
                                         (212) 850-1864 outside the US

                          Website:       http://www.seligman.com

Your Regular
(Non-Retirement)
Account                   Write:         Shareholder Services Department
                                         Seligman Data Corp.
                                         100 Park Avenue, New York, NY 10017

                          Phone:         Toll-Free (800) 221-2450 in the US or
                                         (212) 682-7600 outside the US

                          Website:       http://www.seligman.com

Your Retirement
Account                   Write:         Retirement Plan Services
                                         Seligman Data Corp.
                                         100 Park Avenue, New York, NY 10017

                          Phone:         Toll-Free (800) 445-1777





            ---------------------------------------------------
               24-hour   automated   telephone   access   is
               available by calling (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information. Alternatively, you may access our website at http:// www.seligman.com.
            ---------------------------------------------------

For More Information


--------------------------------------------------------------------------------


     You may call (800) 221-2450 (toll-free within the US) or (212) 682-7600 (outside the US) to obtain free information about the Fund or to make shareholder inquiries.


     The  Statement  of  Additional   Information  ("SAI")  is  incorporated  by
     reference into this Prospectus.

--------------------------------------------------------------------------------




                     SELIGMAN ADVISORS, INC. an affiliate of

                                    [GRAPHIC]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017


Information about the Fund, including the Prospectus and SAI, which contains additional information about the Fund, is on file for review and duplication at the Securities and Exchange Commission ("SEC") or may be obtained by writing to the SEC, Public Reference Section, Washington, DC 20549-0102. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.


SEC FILE NUMBER: 811-10423
                     -----

                SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

                       Statement of Additional Information
                                  ______, 2001

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Seligman Investment Grade Fixed Income Fund, Inc. ("Fund"), dated _____, 2001 (the "Prospectus"). This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which you may obtain by writing or calling the Fund at the above address or telephone numbers.



                                Table of Contents

       Fund History.......................................................  2
       Description of the Fund and its Investments and Risks..............  2
       Management of the Fund.............................................  7
       Control Persons and Principal Holders of Securities................  9
       Investment Advisory and Other Services.............................  9
       Portfolio Transactions and Other Practices.........................  14
       Capital Stock and Other Securities ................................  14
       Purchase, Redemption, and Pricing of Shares........................  15
       Taxation of the Fund...............................................  20
       Underwriters.......................................................  21
       Calculation of Performance Data ...................................  22
       Financial Statements...............................................  23
       General Information................................................  24
       Appendix 1.........................................................  25
       Appendix 2.........................................................  28

                                  Fund History


The Fund was incorporated under the laws of the state of Maryland on June 21, 2001.


              Description of the Fund and Its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Fund's Prospectus.

The investment objectives and principal investment strategies of the Fund, as well as the principal risks associated with the Fund's investment strategies, are set forth in the Prospectus. Certain additional investment information is set forth below.

Borrowing. The Fund may borrow money from banks in an amount not to exceed 33 1/3% of the value of its total assets. The Fund may also borrow up to an additional 5% of its total assets for temporary purposes.

Foreign Securities. The Fund may invest a substantial portion of its total assets in U.S. dollar-denominated fixed-income securities of foreign issuers, including foreign corporations, governments or their agencies or instrumentalities. It may also invest up to 10% of its total assets in non-U.S. dollar-denominated fixed-income securities of U.S. and foreign issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a US company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to US companies. Foreign fixed-income securities and their markets may not be as liquid as US securities and their markets. Securities of foreign issuers may involve greater market risk than securities of US issuers, and foreign custody fees are generally higher than in the United States. Investments in foreign fixed-income securities may also be subject to local economic or political risks, such as political instability of some foreign governments and the possibility of nationalization of issuers.

Lending of Portfolio Securities. The Fund may lend portfolio securities to brokers or dealers, banks, or other institutional borrowers of securities. The Fund will not lend portfolio securities to any institutions affiliated with the Fund. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the current market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Fund will generally be short-term. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate a loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

When-Issued or Forward Commitment Securities. The Fund may purchase or sell securities on a when-issued or forward commitment basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Although the Fund will only purchase a security on a when-issued or forward commitment basis with the intention of actually acquiring the securities, the Fund may sell these securities before the purchase settlement date if it is deemed advisable.

An account for the Fund investing in when-issued or forward commitment securities, consisting of cash or liquid securities equal to the amount of the when-issued commitments will be established with the Fund's custodian, and marked to market daily, with additional cash or liquid securities added when necessary. When the time comes to pay for when-issued or forward commitment securities, the Fund will meet its obligations from then available cash flow, the sale of securities held in the separate account or the sale of other securities or, although the Fund would not normally expect to do so, from the sale of the when-issued or forward commitment securities themselves (which may have a value greater or less than the Fund's payment obligations).

Securities purchased on a when-issued or forward commitment basis are subject to changes in market value based upon investors' perceptions of the creditworthiness of the issuer and upon changes, real or anticipated, in the level of interest rates. If the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or forward commitment basis, the market value of the Fund's assets may fluctuate more than would otherwise be the case. Purchasing a security on a when-issued or forward commitment basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security so purchased. Sales of securities held by the Fund in order to meet obligations resulting from when-issued or forward commitment securities carries with it a greater potential for the realization of capital gain or loss.

Repurchase Agreements. The Fund may enter into repurchase agreements with commercial banks and broker-dealers as a short-term cash management tool. A repurchase agreement is an agreement under which the Fund acquires a security, generally a U.S. Government obligation, subject to resale at an agreed upon price and date. The resale price reflects an agreed upon interest rate effective for the period of time the Fund holds the security and is unrelated to the interest rate on the security. The Fund's repurchase agreements will at all times be fully collateralized. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, a decline in value of the underlying securities and a loss of interest. Repurchase agreements are typically entered into for periods of one week or less. As a matter of fundamental policy, the Fund will not enter into repurchase agreements of more than one week's duration if more than 10% of its net assets would be so invested.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933, as amended (the "Securities Act")) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act, and the investment manager, acting pursuant to procedures approved by the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitations on illiquid securities. Should this determination be made, the investment manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that, qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Money Market Instruments. The Fund may invest a portion of its assets in cash equivalents as the Fund's manager deems appropriate. Cash equivalents may include money market instruments such as US Government Obligations, bank obligations and commercial paper.

US Government Obligations. US Government Obligations are obligations issued or guaranteed as to both principal and interest by the US Government or backed by the full faith and credit of the United States, such as US Treasury Bills, securities issued or guaranteed by a US Government agency or instrumentality, and securities supported by the right of the issuer to borrow from the US Treasury.

Bank Obligations. Bank obligations include US dollar-denominated certificates of deposit, banker's acceptances, fixed time deposits and commercial paper of domestic banks, including their branches located outside the United States, and of domestic branches of foreign banks.

Commercial Paper. Commercial paper includes short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies.

Mortgage-Related Securities. The Fund may invest in mortgage-related obligations, which include but are not limited to, collateralized mortgage obligations, mortgage pass-through securities and stripped mortgage-backed securities. The returns of mortgage-related obligations are determined by, among other things, the prepayment rates of the underlying mortgage assets. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Mortgage-related obligations may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment. Under certain interest rate or prepayment rate scenarios, the Fund may fail to recoup fully its investment in such securities notwithstanding the assignment of the highest ratings to such securities.

Collateralized Mortgage Obligations. The Fund may also invest in Collateralized Mortgage Obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs). CMOs are fixed-income securities collateralized by pooled mortgages and separated into short-, medium-, and long-term positions (called tranches). Tranches pay different rates of interest depending upon their maturity. CMOs may be collateralized by (a) pass through securities issued or guaranteed by GNMA, FNMA or FHLMC, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veteran's Affairs, (c) unsecuritized conventional mortgages, (d) other mortgage related securities or
(e) any combination thereof.

Each tranche of a CMO is issued at a specific coupon rate and has a stated maturity. As the payments on the underlying mortgage loans are collected, the CMO issuer generally pays the coupon rate of interest to the holders of each tranche. In a common structure referred to as a "Pay" CMO, all scheduled and unscheduled principal payments generated by the collateral, as loans are repaid or prepaid, go initially to investors in the first tranches. Investors in later tranches do not start receiving principal payments until the prior tranches are paid in full. Sometimes, CMOs are structured so that the prepayment and/or market risks are transferred from one tranche to another.

Most CMOs are issued by Federal agencies. However, the only CMOs backed by the full faith and credit of the US Government are CMOs collateralized by pass through securities guaranteed by the Government National Mortgage Association ("GNMA"). All CMOs are subject to reinvestment risk; that is, as prepayments on the underlying pool of mortgages increase, the maturity of the tranches in the CMO will decrease. As a result, the Fund may have to invest the proceeds that were invested in such CMOs in securities with lower yields. Factors affecting reinvestment risk include the level of interest rates, general economic and social conditions and the location and age of the mortgages.

Mortgage Pass-Through Securities. The Fund may invest in mortgage pass-through securities. Mortgage pass-through securities include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, and commercial banks. Such securities provide a "pass-through" of monthly payments of interest and principal made by the borrowers on their residential mortgage loans (net of any fees paid to the issuer or guarantor of such securities). Although the residential mortgages underlying a pool may have maturities of up to 30 years, a pool's effective maturity may be reduced by prepayments of principal on the underlying mortgage obligations. Factors affecting mortgage prepayments include, among other things, the level of interest rates, general economic and social conditions and the location and age of the mortgages. High interest rate mortgages are more likely to be prepaid than lower-rate mortgages; consequently, the effective maturities of mortgage-related obligations that pass-through payments of higher-rate mortgages are likely to be shorter than those of obligations that pass-through payments of lower-rate mortgages. If such prepayment of mortgage-related securities in which the Portfolio invests occurs, the Portfolio may have to invest the proceeds in securities with lower yields.

The GNMA is a US Government corporation within the Department of Housing and Urban Development, authorized to guarantee, with the full faith and credit of the US Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration insured or Veterans Administration guaranteed residential mortgages. These securities entitle the holder to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments. Other government-related issuers of mortgage-related securities include the Federal National Mortgage Association (FNMA), a government-sponsored corporation subject to general regulation by the Secretary of Housing and Urban Development but owned entirely by private stockholders, and the Federal Home Loan Mortgage Corporation (FHLMC), a corporate instrumentality of the US Government created for the purpose of increasing the availability of mortgage credit for residential housing that is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates (PCs), which represent interests in mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government. Pass-through securities issued by FNMA are backed by residential mortgages purchased from a list of approved seller/servicers and are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through securities based on pools of conventional residential mortgage loans. Securities created by such non-governmental issuers may offer a higher rate of interest than government-related securities; however, timely payment of interest and principal may or may not be supported by insurance or guarantee arrangements, and there can be no assurance that the private issuers can meet their obligations.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are generally structured in two classes that receive different proportions of interest and principal payments on the underlying collateral or, in some cases, receive only the interest portion of the cash flow ("interest-only" securities or "IOs") or only the principal portion ("principal-only" securities or "POs"). The cash flows and yields on IO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. For example, a rapid rate of principal prepayments may have a material adverse effect on the yield to maturity and market value of IOs. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may experience the loss of interest income, an adverse impact on the value of the IO and failure to recoup all or a portion of its initial purchase price, even though the IO may be rated in the highest category for investment grade fixed-income securities. POs are subject to the risk of slower than anticipated principal payments, which would have the economic effect of lengthening the maturity of these instruments and thereby reducing their return relative to comparable fixed income securities. Stripped mortgage-backed securities may be illiquid because they lack an established secondary trading market.

Fundamental Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. The Fund's policies cannot be changed except by vote of a majority of its outstanding voting securities. Under these policies, the Fund may not:

o Make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended ("1940 Act");

o Invest 25% or more of its total assets, taken at market value, in the securities of issuers in any particular industry, except securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities;

o Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein;

o Make loans, except that the acquisition of bonds, debentures or other corporate fixed-income securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities; and except that the Fund may lend cash to any other mutual fund (or series thereof) in the Seligman Group to the extent permitted by applicable law or regulation, or any order that may be obtained from the SEC relating to borrowing and lending among mutual funds in the Seligman Group;

o Issue senior securities or borrow money, except that the Fund may (i) borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) borrow up to an additional 5% of its total assets for temporary purposes (iii) obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) purchase securities on margin to the extent permitted by applicable law and (v) borrow cash from any other mutual fund (or series thereof) in the Seligman Group to the extent permitted by any order that may be obtained from the SEC relating to borrowing and lending among mutual funds in the Seligman Group. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

o    Underwrite   securities  of  other  issuers  except  insofar  as  the  Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities; or

o Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Prospectus and SAI, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

The Fund may not change its investment objectives without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

The Fund also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.

Under Rule 35d-1(a)(2)(ii) and (a)(3)(iii) of the 1940 Act, the Fund also may not change its investment strategy of investing at least 80% of its net assets in investment grade fixed-income securities without first providing notice to shareholders, as provided under Rule 35d-1(c) of the 1940 Act, at least 60 days prior to such change. This policy is not fundamental.

Temporary Defensive Position

For temporary defensive purposes in response to adverse market, economic, political, or other conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents, including, but not limited to, prime commercial paper, bank certificates of deposit, bankers' acceptances, fixed-time deposits, or repurchase agreements for such securities, and securities of the US Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. The Fund's investments in foreign cash equivalents will be limited to those that, in the opinion of the investment manager, equate generally to the standards established for US cash equivalents. Investments in bank obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments, and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the US. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.

Portfolio Turnover

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition are one year or less are excluded from the calculation.

                             Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information

Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.


           Name,
 Principal
         (Age) and              Position(s) Held
Occupation(s) During
          Address                  With Fund
Past 5 Years
          -------                  ---------
------------

     William C. Morris*       Director, Chairman    Chairman,  J. & W.  Seligman
& Co.  Incorporated,  Chairman  and Chief
            (63)              of the Board, Chief   Executive  Officer,  the
Seligman  Group  of  investment   companies;
                              Executive Officer     Chairman,  Seligman
Advisors, Inc., Seligman Services, Inc., and Carbo
                              and Chairman of the   Ceramics  Inc.,  ceramic
proppants  for  oil and  gas  industry;  and
                              Executive Committee   Director,  Seligman Data
Corp.,  Kerr-McGee  Corporation,  diversified
                                                    energy  company.   Formerly,
  Director,   Daniel   Industries   Inc.,
                                                    manufacturer of oil and gas
metering equipment.

       Brian T. Zino*          Director, President  Director and President, J. &
W. Seligman & Co. Incorporated; President
            (48)                and Member of the   (with the  exception  of
Seligman  Quality  Municipal  Fund,  Inc. and
                               Executive Committee  Seligman  Select  Municipal
Fund,  Inc.) and Director or Trustee,  the
                                                    Seligman  Group  of
investment  companies;  Member  of the  Board  of
                                                    Governors of the Investment
Company Institute and Director, ICI Mutual
                                                    Insurance  Company;
Chairman,  Seligman  Data  Corp.;  and  Director,
                                                    Seligman Advisors, Inc. and
Seligman Services, Inc.

       John R. Galvin               Director        Dean  Emeritus,   Fletcher
School  of  Law  and  Diplomacy  at  Tufts
            (71)                                    University;  Director or
Trustee,  the  Seligman  Group of  investment
    2714 Jodoce Circle,                             companies; Chairman
Emeritus, American Council on Germany; Governor of
    Jonesboro, GA 20236                             the  Center  for  Creative
Leadership;   Director;   Raytheon   Co.,
                                                    electronics;  National
Defense  University;  and  the  Institute  for
                                                    Defense  Analyses.
Formerly,  Director,  USLIFE Fund, life insurance;
                                                    Ambassador,   U.S.  State
Department  for  negotiations  in  Bosnia;
                                                    Distinguished  Policy
Analyst  at  Ohio  State  University  and  Olin
                                                    Distinguished  Professor  of
National  Security  Studies at the United
                                                    States  Military  Academy.
From  June 1987 to June  1992,  he was the
                                                    Supreme Allied Commander,
Europe and the  Commander-in-Chief,  United
                                                    States European Command.


           Name,
 Principal
         (Age) and              Position(s) Held
Occupation(s) During
          Address                  With Fund
Past 5 Years
          -------                  ---------
------------

      Alice S. Ilchman              Director        President Emerita,  Sarah
Lawrence College;  Director or Trustee,  the
            (66)                                    Seligman  Group of
investment  companies;  Trustee,  the Committee for
    18 Highland Circle,                             Economic Development;
Chairman, The Rockefeller Foundation, charitable
    Bronxville, NY 10708                            foundation  and  Director of
the Public  Broadcasting  Service  (PBS).
                                                    Formerly, Trustee, The
Markle Foundation,  philanthropic organization;
                                                    and Director,  New York
Telephone Company; and International  Research
                                                    and Exchange Board,
intellectual exchanges.

     Frank A. McPherson             Director        Retired   Chairman   and
Chief   Executive   Officer  of   Kerr-McGee
            (68)                                    Corporation,  a diversified
energy company;  Director or Trustee,  the
 2601 Northwest Expressway,                         Seligman  Group  of
investment  companies;  Director,  Kimberly-Clark
         Suite 805E                                 Corporation,  consumer
products;  Conoco  Inc,  oil  exploration  and
   Oklahoma City, OK 73112                          production;  Bank of
Oklahoma Holding Company; Baptist Medical Center;
                                                    Oklahoma Chapter of the
Nature Conservancy;  Oklahoma Medical Research
                                                    Foundation;  and National
Boys and Girls Clubs of America;  and Member
                                                    of the Business  Roundtable
and National Petroleum Council.  Formerly,
                                                    Chairman,  Oklahoma  City
Public  Schools  Foundation;  and  Director,
                                                    Federal  Reserve  System's
Kansas City  Reserve Bank and the Oklahoma
                                                    City Chamber of Commerce.

       John E. Merow                Director        Retired  Chairman and Senior
Partner,  Sullivan & Cromwell,  law firm;
            (71)                                    Director or  Trustee,  the
Seligman  Group of  investment  companies;
     125 Broad Street,                              Director,  Commonwealth
Industries,  Inc.,  manufacturers of aluminum
     New York, NY 10004                             sheet products; the Foreign
Policy Association;  Municipal Art Society
                                                    of New York;  the U.S.
Council for  International  Business;  and New
                                                    York-Presbyterian Hospital;
Chairman, New York-Presbyterian Healthcare
                                                    Network, Inc.; and Member of
the American Law Institute and Council on
                                                    Foreign Relations.

      Betsy S. Michel               Director        Attorney;  Director  or
Trustee,  the  Seligman  Group of  investment
            (58)                                    companies;  Trustee,  The
Geraldine R. Dodge  Foundation,  charitable
       P.O. Box 719,                                foundation,  and World
Learning, Inc. Formerly,  Chairman of the Board
    Gladstone, NJ 07934                             of Trustees of St. George's
School (Newport,  RI) and,  Director,  the
                                                    National Association of
Independent Schools (Washington, DC).

      James C. Pitney               Director        Retired Partner,  Pitney,
Hardin, Kipp & Szuch, law firm; Director or
            (74)                                    Trustee,  the  Seligman
Group  of  investment  companies.   Formerly,
   Park Avenue at Morris                            Director, Public Service
Enterprise Group, public utility.
   County, P.O. Box 1945,
    Morristown, NJ 07962

      Leroy C. Richie               Director        Chairman and Chief Executive
 Officer,  Q Standards  Worldwide,  Inc.;
            (59)                                    Director  or  Trustee,  the
Seligman  Group of  investment  companies
 Q Standards Worldwide, Inc.                        (except Seligman Cash
Management  Fund,  Inc.);  Director,  Kerr-McGee
       920 E. Lincoln                               Corporation, diversified
energy company; Infinity, Inc., integrated IT
          Suite 11                                  solutions and eProcessing
company;  Chairman,  Highland Park Michigan
    Birmingham, MI 48009                            Economic  Development  Corp;
 Trustee,  New York University Law Center
                                                    Foundation  and  Vice
Chairman,  Detroit  Medical  Center.  Formerly,
                                                    Chairman and Chief Executive
 Officer,  Capital Coating  Technologies,
                                                    Inc., applied coating
technologies company; Vice President and General
                                                    Counsel, Automotive Legal
Affairs, Chrysler Corporation.


           Name,
 Principal
         (Age) and              Position(s) Held
Occupation(s) During
          Address                  With Fund
Past 5 Years
          -------                  ---------
------------

      James Q. Riordan              Director        Director or  Trustee,  the
Seligman  Group of  investment  companies;
            (73)                                    Director,  The  Houston
Exploration  Company,  oil  exploration;  The
 2893 S.E. Ocean Boulevard,                         Brooklyn  Museum,  KeySpan
Energy  Corporation;  Public  Broadcasting
      Stuart, FL 34996                              Service (PBS);  and Trustee,
 the Committee for Economic  Development.
                                                    Formerly,  Co-Chairman  of
the Policy  Council of the Tax  Foundation;
                                                    Director,  Tesoro Petroleum
Companies,  Inc. and Dow Jones & Company,
                                                    Inc.,  business and
financial  news company;  Director and  President,
                                                    Bekaert Corporation,
high-grade steel cord, wire and fencing products
                                                    company;  and Vice-Chairman,
 Exxon Mobil  Corporation,  petroleum and
                                                    petrochemicals company.

      Robert L. Shafer              Director        Retired  Vice  President,
Pfizer Inc.,  pharmaceuticals;  Director or
            (68)                                    Trustee,  the  Seligman
Group  of  investment  companies.   Formerly,
    96 Evergreen Avenue,                            Director, USLIFE
Corporation, life insurance.
       Rye, NY 10580

      James N. Whitson              Director        Director and  Consultant,
Sammons  Enterprises,  Inc., a  diversified
            (66)                                    holding company; Director or
Trustee, the Seligman Group of investment
  6606 Forestshire Drive,                           companies;  Director,
C-SPAN, cable television,  and CommScope, Inc.,
      Dallas, TX 75230                              manufacturer of coaxial
cables. Formerly, Executive Vice President and
                                                    Chief Operating Officer,
Sammons Enterprises, Inc.

       Gary S. Zeltzer          Vice President and  Senior Vice President, J. &
W. Seligman & Co. Incorporated since March
            (49)                Portfolio Manager   1998; Vice President and
Portfolio  Manager,  Seligman Cash Management
                                                    Fund, Inc., Seligman High
Income Fund Series, and Seligman Portfolios,
                                                    Inc.  Formerly,  Group Vice
President and Senior  Portfolio  Manager,
                                                    Schroder Capital Management
from 1979-98.

     Lawrence P. Vogel           Vice President     Senior Vice President and
Treasurer,  Investment  Companies,  J. & W.
            (44)                 and Treasurer      Seligman  &  Co.
Incorporated;  Vice  President  and  Treasurer,  the
                                                    Seligman  Group  of
investment  companies.   Formerly,   Senior  Vice
                                                    President,  Finance,  J. &
W.  Seligman & Co.  Incorporated,  Seligman
                                                    Advisors, Inc., Seligman
International,  Inc. and Seligman Data Corp.;
                                                    Vice  President,  Seligman
Services,  Inc.; and  Treasurer,  Seligman
                                                    Henderson Co.

       Frank J. Nasta              Secretary        General  Counsel,  Senior
Vice  President,  Law  and  Regulation  and
            (36)                                    Corporate Secretary,  J. &
W. Seligman & Co. Incorporated;  Secretary,
                                                    the Seligman Group of
investment  companies;  and Corporate Secretary,
                                                    Seligman   Advisors,   Inc.,
  Seligman   Services,   Inc.,   Seligman
                                                    International,  Inc.  and
Seligman  Data  Corp.  Formerly,  Corporate
                                                    Secretary, Seligman
Henderson Co.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board. The Executive Committee of the Board of Directors consists of Mr. William C. Morris, Chairman and Mr. Brian
T. Zino, President.

Directors and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation



Pension or             Total Compensation
                                                       Aggregate
Retirement Benefits          from Fund and
            Name and                                 Compensation      Accrued
as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund
Expenses           to Directors (1)(2)
       ------------------                            -------------
-------------           -------------------
William C. Morris, Director and Chairman                 N/A                 N/A
                        N/A
Brian T. Zino, Director and President                    N/A                 N/A
                        N/A
John R. Galvin, Director                                $419                 N/A
                    $90,000
Alice S. Ilchman, Director                               392                 N/A
                     84,000
Frank A. McPherson, Director                             419                 N/A
                     88,500
John E. Merow, Director                                  419                 N/A
                     90,000
Betsy S. Michel, Director                                419                 N/A
                     87,000
James C. Pitney, Director                                392                 N/A
                     82,500
Leroy C. Richie, Director                                407                 N/A
                     82,500
James Q. Riordan, Director                               392                 N/A
                     82,500
Robert L. Shafer, Director                               392                 N/A
                     84,000
James N. Whitson, Director                               419                 N/A
                     91,500


(1) Estimated for the year ending December 31, 2001. The per meeting fee for Directors is $3,000.

(2)  The  Seligman  Group  of  investment   companies   consists  of  twenty-two
     investment companies.

The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. The Fund has adopted a deferred compensation plan under which a director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated ("Seligman"), as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements.

The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the Fund's deferred compensation plan.


Code of Ethics

Seligman, Seligman Advisors, Inc. ("Seligman Advisors"), their subsidiaries and affiliates, and the Seligman Group of Investment Companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through an authorized dealer or investment advisor designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintain a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.

A copy of the Code of Ethics is on public file with, and is available upon request from, the Securities and Exchange Commission (SEC). You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons

The Fund's classes of shares are new, so such information is not available.

Principal Holders

The Fund's classes of shares are new, so such information is not available.

Management Ownership

The Fund's classes of shares are new, so such information is not available.

                     Investment Advisory and Other Services

Investment Manager

Subject to the control of the Fund's Board of Directors, Seligman manages the investment of the assets of the Fund and administers its business and other affairs pursuant to a management agreement approved by the Board of Directors and the initial stockholder of the Fund (the "Management Agreement"). Seligman also serves as investment manager to twenty-two other U.S. registered investment companies which, together with the Fund, make up the "Seligman Group". There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of Seligman and the Fund, regularly advise the Fund with respect to its investments.


Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of Seligman and Chairman of the Board of Directors and Chairman and C.E.O. of the Fund owns a majority of the outstanding voting securities of Seligman. See Appendix 2 to this SAI for information regarding the history of Seligman.


All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.


In consideration of the services provided by Seligman, the Fund will pay Seligman an annual rate of 0.50% of the Fund's average daily net assets.

The Fund pays all of its expenses other than those assumed by Seligman, including administration, shareholder services and distribution fees, fees and expenses of independent attorneys and independent auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under Federal and State securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of Directors of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

The Management Agreement provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.


The Management Agreement was approved by the Board of Directors at a Meeting held on July 19, 2001 and by the sole shareholder on ______, 2001. The
Management Agreement will continue in effect until December 31, 2002, and thereafter from year to year, if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.


Principal Underwriter

Seligman Advisors, Inc., an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of each of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager


Under the Management Agreement, dated July 19, 2001, subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.


Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:


Regular Dealer
                                  Sales Charge         Sales Charge
Reallowance
                                  as a % of            As a % of Net          as
a % of
Amount of Purchase                Offering Price(1)    Amount Invested
Offering Price
------------------                -----------------    ---------------
--------------
Less than  $50,000                   4.75%                 4.99%
  4.25%
$50,000  -  $99,999                  4.00                  4.17
  3.50
$100,000  -  $249,999                3.50                  3.63
  3.00
$250,000  -  $499,999                2.50                  2.56
  2.25
$500,000  -  $999,999                2.00                  2.04
  1.75
$1,000,000 and over                   0                     0
   0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:


Regular Dealer
                                   Sales Charge         Sales Charge
Reallowance
                                   as a % of            As a % of Net         as
a % of
Amount of Purchase                 Offering Price(1)    Amount Invested
Offering Price
------------------                 -----------------    ---------------
--------------
Less than  $100,000                   1.00%                 1.01%
  1.00%
$100,000  -  $249,999                 0.50                  0.50
  0.50
$250,000  -  $1,000,000                0                     0
   0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Seligman Services,  Inc. ("Seligman  Services"),  an affiliate of Seligman, is a
limited  purpose  broker/dealer.   Seligman  Services  is  eligible  to  receive
commissions from certain sales of Fund shares.

Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class B, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Directors. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares.

Class B

Under the 12b-1 Plan, the Fund, with respect to Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class B shares. This fee is comprised of (1) a distribution fee equal to .75% per annum, which is paid directly to one or more third parties, which has purchased Seligman Advisor's rights to this fee (the "Purchasers") to compensate it for having funded, at the time of sale of Class B shares (i) a 4% sales commission to Service Organizations and (ii) a payment of up to .35% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to .25% per annum which is paid to Seligman Advisors. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or the Purchasers in any one year upon the initial purchase of Class B shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one fiscal year to be paid from Class B 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and the Purchasers are not reimbursed for expenses which exceed such fees. If the Fund's 12b-1 Plan is terminated in respect of Class B shares, no amounts, (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors or the Purchasers with respect to Class B shares.

Class C

Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund.

The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

If the 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class D

Under the 12b-1 Plan, the Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund.

The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


The 12b-1 Plan was approved on July 19, 2001 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Directors) and was approved by the sole shareholder of the Fund on _____, 2001. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors of the Fund and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a class without the approval of a majority of the outstanding voting securities of the class. If the amount payable in respect of Class A shares under the 12b-1 Plan is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plan may be made except by vote of a majority of both the Directors and the Qualified Directors.


The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plan.

Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors. The 12b-1 Plan will be reviewed by the Directors annually.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation pursuant to the Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services.

                   Portfolio Transactions and Other Practices

Portfolio Transactions

Seligman will seek the most favorable price and execution in the purchase and sale of portfolio securities of the Fund. Consistent with this policy, Seligman may give consideration to the research, statistical and other services furnished by dealers to Seligman for its use in connection with its services to the Fund, as well as to other clients. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

Corporate bonds and other fixed-income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will engage in transactions with these dealers or deal directly with the issuer. Prices paid to dealers will generally include a "spread," i.e., the difference between the prices at which a dealer is willing to purchase or to sell the security at that time.

Commissions

The Fund will not incur commissions in connection with the purchase and sale of portfolio securities. Because fixed-income securities generally trade on a net basis, they normally do not incur brokerage commissions.

Dealer Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to the Fund. In addition, Seligman is authorized to place orders with dealers who provide supplemental investment and market research and security and economic analysis although the use of such dealers may result in paying a higher spread than the use of dealers selected solely on the basis of seeking the most favorable price and execution and although such research and analysis may be useful to Seligman in connection with its services to clients other than the Fund.

Directed Brokerage

The Fund is new, so this information is not available.

Regular Broker-Dealers

The Fund is new, so this information is not available.

                       Capital Stock and Other Securities

Capital Stock

Shares of capital stock of the Fund have a par value of $.001 and are divided into four classes, designated Class A common stock, Class B common stock, Class C common stock, and Class D common stock. Each share of the Fund's Class A, Class B, Class C, and Class D common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Fund has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the multiclass plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Fund has no authorized securities other than common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Employee and Family Member Sales Charge Reductions. Class A shares of the Fund may be issued without a sales charge to present and former directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendants and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales may also be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. The sales may be made for investment purposes only, and shares may be resold only to the Fund. Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

                            ------------------------

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination with Class A shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and Class A shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of Class A shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of Class A shares of Seligman Cash Management Fund which were acquired through an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the Prospectus. The value of the Class A shares owned, including the value of Class A shares of Seligman Cash Management Fund acquired in an exchange of Class A shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase, will be taken into account in orders placed through an authorized dealer or financial advisor or directly with Seligman Advisors; however, this applies only if Seligman Advisors is notified by an investor or authorized dealer or financial advisor of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled to Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales to eligible employee benefit plans are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. However, Section 403(b) plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or number of eligible employees.

Sales to eligible employee benefit plans must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or authorized dealers or investment advisors that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;

(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside Directors or to a "fund of funds" in the Seligman Group;

(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. Other available reductions will not be subject to a 1% CDSC. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class B

Class B shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                                         CDSC
--------------------                                         ----
Less than 1 year ..........................................   5%
1 year or more but less than 2 years ......................   4%
2 years or more but less than 3 years .....................   3%
3 years or more but less than 4 years .....................   3%
4 years or more but less than 5 years .....................   2%
5 years or more but less than 6 years .....................   1%
6 years or more ...........................................   0%

Approximately eight years after purchase, Class B shares will convert automatically to Class A shares. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman Mutual Fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked onto the holding period of the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, plus an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

Systematic Withdrawals. Class B, Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund may use the Systematic Withdrawal Plan to withdraw up to 12%, 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions  from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

(7) or incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence.

If, with respect to a redemption of any Class A, Class B, Class C, or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund.

Offering Price

When you buy or sell fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class B, Class C, and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares.

Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked price, except in the case of open short positions where the asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than 60 days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than 60 days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the investment management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.

Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times.

Foreign currency exchange rates are also generally determined prior to the close of the NYSE.

For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class B and Class D shares are sold at NAV(2). Using each Class's NAV at ____, 2001, the maximum offering price of the Fund's shares is as follows:

Class A
     Net asset value and offering price per share...................      $7.14
                                                                          =====
Maximum sales charge (4.75% of offering price)......................       0.36
                                                                          -----
Offering price to public............................................      $7.50
                                                                          =====

Class B
     Net asset value and offering price per share(2)................      $7.14

Class C
     Net asset value and offering price per share...................      $7.14
                                                                          =====
     Maximum sales charge (1.00% of offering price(1))..............       0.07
                                                                          -----
     Offering price to public.......................................      $7.21
                                                                          =====

Class D
     Net asset value and offering price per share(2) ...............      $7.14
                                                                          =====
--------------
(1) In addition to the 1.00% front-end sales charge, Class C shares are subject to a 1% CDSC if you redeem your shares within eighteen months of purchase.

(2) Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Fund of its shares impracticable or when it is not reasonably practicable for the Fund to fairly determine the value of its net assets ; or
(iii) such other periods as ordered by the SEC for the protection of the Fund's shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. Such dividends and distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received. Individual shareholders generally will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Options offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Options.

The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholder on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund.
Furthermore, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distribution Agreement, dated July 19, 2001 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's capital stock, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Compensation

The Fund is new so compensation information is not available.

Other Payments

Seligman Advisors will pay authorized dealers or investment advisors, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million;
 .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated with purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors will pay authorized dealers or investment advisors, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular authorized dealer or investment advisor. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and
 .25% of sales from $5 million and above. The fees in the two preceding paragraphs are not duplicative, i.e., the fee is paid one time to authorized dealers or investment advisors for each purchase of Class A shares of $1,000,000 or more participating in an eligible employee benefit plan.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the US, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data

The Fund's Class A shares, Class B shares, Class C shares and Class D shares are new so no performance data is presented.

From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of the Fund's Class A, Class B, Class C, and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

The Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for the Fund (vi) descriptions or comparisons of various savings and investment products, which may not include the Fund and (vii) comparisons of investment products (including the Fund) with relevant market or industry indices or appropriate benchmarks. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, the Fund's Promotional Materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The Fund's Promotional Material may make reference to the Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of the Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of the Fund and the returns of the market, adjusted for volatility.


The Fund may also refer in Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, U.S.A TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

                              Financial Statements

The Fund's statement of assets and liabilities and statement of operations presented below has been audited by [ ], independent auditors of the Fund.






                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Shareholder of Seligman Investment Grade Fixed Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities of Seligman Investment Grade Fixed Income Fund, Inc. (the "Fund") as of [ ], 2001. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of Seligman Investment Grade Fixed Income Fund, Inc. as of [ ], 2001, in conformity with accounting principles generally accepted in the United States of America.

[              ]
New York, New York
[      ],  2001

                SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                                    [ ], 2001

Assets

Cash                                                               $100,003
Prepaid expenses                                                     [    ]
                                                                   --------
      Total assets                                                 $ [    ]

Liabilities

Accrued expenses payable
Commitments and contingencies                                        [    ]
                                                                   --------
(Notes 1 and 2)


Net assets equivalent to $7.14 per share (applicable to 9,806 Class A shares, 1,400 Class B shares, 1,400 Class C shares and 1,400 Class D shares of capital stock, $.001 par value; 1,000,000,000 shares authorized)
                                                                   $100,003


Notes to Financial Statements

Note 1. Organization

     Seligman Investment Grade Fixed Income Fund, Inc. (the "Fund") was incorporated in the State of Maryland on June 21, 2001 as an open-end, diversified management investment company. The Fund offers four classes of shares - Class A shares, Class B shares, Class C shares and Class D shares. The Fund has had no operations other than those related to organizational matters and the sale and issuance to Seligman Advisors, Inc. (the "Distributor") of 14,006 shares of capital stock for $100,003 on [ ], 2001.

     Prepaid expenses include the costs incurred in connection with the initial offering of the Fund's shares. Prepaid expenses will be amortized to expense over twelve months on a straight-line basis starting with the commencement of operations.

     The costs incurred, and to be incurred, in connection with the organization of the Fund will be paid by J. & W. Seligman & Co. Incorporated (the "Manager") or the Distributor. Such costs are estimated to be $[ ].

Note 2. Management Agreement

     The Management Agreement provides that the Fund will pay the Manager monthly a management fee at the annual rate of 0.50% of the Fund's average daily net assets.

     Until December 31, 2004, the Manager has voluntarily agreed to waive its fee and/or reimburse expenses of the Fund to the extent that total expenses of the Fund, excluding (i) fees payable pursuant to the Management Agreement and the Administration, Shareholder Services and Distribution Plan adopted by the Fund, (ii) interest on any borrowings and (iii) any extraordinary expenses, exceed an annual rate of 0.50% of average net assets of the Fund.

Note 3. Income Taxes

     The Fund intends to meet the requirements of the Internal Revenue Code of 1986 applicable to regulated investment companies and as such will not be subject to federal income taxes.



                               General Information

Custodian. State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 serves as custodian of the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Auditors. ____________ independent auditors, have been selected as auditors of the Fund. Their address is__________________.

                                   APPENDIX 1

             RATINGS OF FIXED-INCOME SECURITIES AND COMMERCIAL PAPER

Standard & Poor's, a division of The McGraw-Hill Companies ("S&P")

Fixed-Income Securities

AAA: Fixed-income issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Fixed-income issues rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Fixed-income issues rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than fixed-income in higher rated categories.

BBB: Fixed-income issues rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Fixed-income issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and prepay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Fixed-income issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Commercial Paper

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term fixed-income obligations with a doubtful capacity of payment.

D: Fixed-income rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (--) sign to show relative standing within its major rating categories.

Moody's Investors Service, Inc. (Moody's)

Fixed-Income Securities

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Commercial Paper

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior fixed-income obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicate the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of fixed-income protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

                                   APPENDIX 2

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $3 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o    Leads in the  purchase  and  subsequent  sale to the public of Newport News
     Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle with fifteen separate portfolios offered through variable annuity and variable life insurance products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o Introduces to the public Seligman Frontier Fund, a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% venture capital investing.

o Launches Seligman Investment Grade Fixed Income Investment Grade Fixed Income Investment Grade Fixed Income Fund, Inc., an innovative mutual fund seeking to maximize after-tax returns.

o Launches Seligman Investment Grade Fixed Income Fund, Inc., a mutual fund seeking a high level of current income.

PART C.  OTHER INFORMATION

Item 23. Exhibits.

     The Exhibits listed below have been previously filed, except Exhibits marked with an asterisk (*) which are filed herewith, and Exhibits marked with a double asterisk (**) will be filed by amendment.

(a) Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Registration Statement filed on June 21, 2001.)

(b)  *By-laws of Registrant.

(c)  *Specimen Stock Certificate.

(d) *Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated.

(e)  *(1) Distributing Agreement between Registrant and Seligman Advisors, Inc.

     *(2) Form of Sales Agreement between Seligman Advisors, Inc. and Dealers.

(f)  *Deferred Compensation Plan for Directors of Seligman Group of Funds.

(g)  *Custody  Agreement  between  Registrant  and State  Street  Bank and Trust
     Company.

(h)  Not Applicable.

(i)  *Opinion and Consent of Counsel.

(j)  **Consent of Independent Auditors.

(k)  Not Applicable.

(l) *Form of Purchase Agreement (Investment Letter) between Registrant and Seligman Advisors, Inc.

(m) *Administration, Shareholder Services and Distribution Plan and Form of Agreement of Registrant.

(n) *Plan of Multiple Classes pursuant to Rule 18f-3 under the Investment Company Act of 1940.

(o)  *Code of Ethics.

Other Exhibits: *Powers of Attorney.

Item 24. Persons Controlled by or Under Common Control with Registrant

     None.

Item 25. Indemnification

     Reference  is made to the  provisions  of Article  Twelfth of  Registrant's
     Articles of Incorporation filed as Exhibit 23(a) to Registrant's Registration Statement, filed on Form N-1A on June 21, 2001, and Article VII of Registrant's By-laws, filed as Exhibit 23(b) to this Pre-Effective Amendment No. 1 to the

     Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoingprovisions, or otherwise, Registrant has been advised by the Securities and Exchange Commission that such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of counsel the matter has be settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

     J. & W. Seligman & Co. Incorporated, a Delaware corporation (Seligman), is the Registrant's investment manager. Seligman also serves as investment manager to twenty-two associated investment companies. They are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Global Funds Series, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman New Technologies Fund II, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Tax-Aware Fund, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

     Seligman has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Seligman, pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15798), which was filed on March 30, 2001 (Schedule D) and January 29, 2001 (Schedule A).

Item 27. Principal Underwriters.

     (a) The names of each investment company (other than the Registrant) for which Registrant's principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser follow: Seligman Cash Management Fund, Inc., Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Tax-Aware Fund, Inc., Seligman Time Horizon/Harvester Series, Inc. and Seligman Value Fund Series, Inc.

     (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:

                             Seligman Advisors, Inc.
                               As of July 31, 2001

                 (1)                                           (2)
                          (3)
         Name and Principal                            Positions and Offices
                  Positions and Offices
          Business Address                             with Underwriter
                  with Registrant
          ----------------                             ----------------
                  ---------------

         William C. Morris*                            Director
                  Chairman of the Board and

                    Chief Executive Officer
         Brian T. Zino*                                Director
                  President and Director
         Ronald T. Schroeder*                          Director
                  None
         William H. Hazen*                             Director
                  None
         Thomas G. Moles*                              Director
                  None
         David F. Stein*                               Director
                  None
         Stephen J. Hodgdon*                           President and Director
                  None
         Charles W. Kadlec*                            Chief Investment
Strategist                 None
         Thomas G. Rose*                               Senior Vice President,
Finance              Vice President
         Edward F. Lynch*                              Senior Vice President,
Director             None
                                                       of Sales
         James R. Besher*                              Senior Vice President,
Divisional           None
                                                       Sales Director
         Gerald I. Cetrulo, III*                       Senior Vice President,
Sales                None
         Arthur A. Condron*                            Senior Vice President,
Offshore             None
                                                       Sales & Administration
         Matthew A. Digan*                             Senior Vice President,
Domestic             None
                                                       Funds
         Jonathan G. Evans*                            Senior Vice President,
Sales                None
         T. Wayne Knowles*                             Senior Vice President,
Divisional           None
                                                       Sales Director
         Joseph Lam                                    Senior Vice President,
Regional             None
         Seligman International Inc.                   Director, Asia
         Suite 1133, Central Building
         One Pedder Street
         Central Hong Kong
         Bradley W. Larson*                            Senior Vice President,
Sales                None
         Michelle L. Rappa*                            Senior Vice President,
Retirement           None
                                                       Plans
         Scott H. Novak*                               Senior Vice President,
Insurance            None
         Ronald W. Pond*                               Senior Vice President,
Divisional           None
                                                       Sales Director
         J. Jeffery Rold*                              Senior Vice President,
Divisional           None
                                                       Sales Director
         Richard M. Potocki*                           Managing Director, Senior
Vice              None
                                                       President, Sales & Global
Financial
                                                       Services
         Jorge Fernando Sanchez-Alcazar                Senior Vice President,
Regional             None
         Seligman International, Inc.                  Director, Latin America
         Av. Alicia M. de Justo 550
         Piso 2
         C1007AAL Buenos Aires, Argentina

                             Seligman Advisors, Inc.
                               As of July 31, 2001

                 (1)                                           (2)
                          (3)
         Name and Principal                            Positions and Offices
                  Positions and Offices
         Business Address                              with Underwriter
                  with Registrant
         ----------------                              ----------------
                  ---------------
         Mr. Michele di Stefano                        Senior Vice President,
Regional             None
         Seligman International UK Limited             Director, Europe/Middle
East
         Berkeley Square House 2nd Floor
         Berkeley Square
         London, United Kingdom W1X 6EA
         Bruce M. Tuckey*                              Senior Vice President,
Sales                None
         Andrew S. Veasey*                             Senior Vice President,
Sales                None
         Charles L. von Breitenbach, II*               Senior Vice President,
Managed              None
                                                       Money Services
         Jeffrey S. Dean*                              Vice President, Business
Analysis           None
         Mason S. Flinn*                               Senior Vice President,
National             None
                                                       Sales Manager of
Retirement Plans
         Tracy A. Goldenberg*                          Vice President, Regional
Retirement         None
                                                       Plans Manager
         JoEllen Knapp*                                Vice President,
Retirement                  None
                                                       Marketing
         Robert H. McBride*                            Vice President, Director
of Marketing,      None
                                                       Latin America
         David W. Mountford*                           Vice President,
Retirement                  None
                                                       Marketing
         Jeffery C. Pleet*                             Vice President,
Retirement                  None
                                                       Marketing
         Nicholas Roberts*                             Vice President, Senior
National             None
                                                       Accounts Manager
         Helen Simon*                                  Vice President, Sales
Administration        None
         Gary A. Terpening*                            Vice President, Director
of Business        None
                                                       Development
         Justine Tomcheck*                             Vice President, Strategic
Investment        None
                                                       Products
         John E. Skillman, III*                        Vice President, Portfolio
Advisory,         None
                                                       Managed Money

         Joseph Williams*                              Vice President, Portfolio
Advisory          None
                                                       Managed Money
         William DeSanto*                              Vice President, Portfolio
Advisory,         None
                                                       Managed Money
         Kevin M. Casey                                Vice President, Regional
Sales              None
         19 Bayview Avenue
         Babylon, NY  11702
         Daniel R. Chambers                            Vice President, Regional
Sales              None
         4618 Lorraine Avenue
         Dallas, TX  75209

                             Seligman Advisors, Inc.
                               As of July 31, 2001

                 (1)                                           (2)
                          (3)
         Name and Principal                            Positions and Offices
                  Positions and Offices
         Business Address                              with Underwriter
                  with Registrant
         ----------------                              ----------------
                  ---------------
         Bradford C. Davis                             Vice President, Regional
Sales              None
         241 110th Avenue SE
         Bellevue, WA  98004
         Cathy Des Jardins                             Vice President, Regional
Sales              None
         PMB 152
         1705 14th Street
         Boulder, CO  80302
         Kenneth J. Dougherty                          Vice President, Regional
Sales              None
         820 Gilbert Highway
         Fairfield, CT  06430
         Kelli A. Wirth Dumser                         Vice President, Regional
Sales              None
         7121 Jardiniere Court
         Charlotte, NC  28226
         Edward S. Finocchiaro                         Vice President, Regional
Sales              None
         120 Screenhouse Lane
         Duxbury, MA  02332
         Michael C. Forgea                             Vice President, Regional
Sales              None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101
         Brett M. Frum                                 Vice President, Regional
Sales              None
         1681 Lago Mar Drive
         Dayton, OH  45458
         Carla A. Goehring                             Vice President, Regional
Sales              None
         11426 Long Pine Drive
         Houston, TX  77077
         Gregory J. LaVersa                            Vice President, Regional
Sales              None
         1200 Springfield Avenue, Unit 4A
         New Providence, NJ  07974
         Michael K. Lewallen                           Vice President, Regional
Sales              None
         908 Tulip Poplar Lane
         Birmingham, AL  35244
         Judith L. Lyon                                Vice President, Regional
Sales              None
         7105 Harbour Landing
         Alpharetta, GA  30005
         Sean Maher                                    Vice President, Regional
Sales              None
         471 Cornwall Court
         Severna Park, MD  21146
         Leslie A. Mudd                                Vice President, Regional
Sales              None
         5243 East Calle Redonda
         Phoenix, AZ  85018
         Timothy L. O'Connell                          Vice President, Regional
Sales              None
         11908 Acacia Glen Court
         San Diego, CA  92128

                             Seligman Advisors, Inc.
                               As of July 31, 2001

                 (1)                                           (2)
                          (3)
         Name and Principal                            Positions and Offices
                  Positions and Offices
         Business Address                              with Underwriter
                  with Registrant
         ----------------                              ----------------
                  ---------------
         George M. Palmer, Jr.                         Vice President, Regional
Sales              None
         1805 Richardson Place
         Tampa, FL  33606
         Thomas P. Parnell                             Vice President, Regional
Sales              None
         1575 Edgecomb Road
         St. Paul, MN  55116
         Craig S. Prichard                             Vice President, Regional
Sales              None
         9207 Cross Oaks Court
         Fairfax Station, VA  22039
         Diane H. Snowden                              Vice President, Regional
Sales              None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         Edward D. Spaulding                           Vice President, Regional
Sales              None
         30 Observatory Pointe Drive
         Wilder, KY  41076
         James C. Taylor                               Vice President, Regional
Sales              None
         1211 Bonnema Court
         Naperville, IL  60565
         Steven C. Wilson                              Vice President, Regional
Sales              None
         83 Kaydeross Park Road
         Saratoga Springs, NY  12866
         Frank J. Nasta*                               Secretary
                  Secretary
         Aurelia P. Lacsamana*                         Treasurer
                  None
         Sandra G. Floris*                             Assistant Vice President,
Order Desk        None
         Keith R. Landry*                              Assistant Vice President,
Order Desk        None
         Albert A. Pisano*                             Vice President and
Compliance               None
                                                       Officer

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

     (c)  Not Applicable.

Item28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations: (1) State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 is custodian of the Registrant's cash and securities. It also is agent to perform certain accounting and record-keeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.

Item 29. Management Services. Not applicable.

Item 30. Undertakings. Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to this Registration Statement on Form N-1A (File Nos. 811-10423 and 333-63546), to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 2nd day of August, 2001.


                                          SELIGMAN INVESTMENT GRADE FIXED
                                          INCOME FUND, INC.




                                           By:    /s/ William C. Morris
                                               ---------------------------------
                                                  William C. Morris, Chairman


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Pre-Effective Amendment No. 1 to this Registration Statement has been signed below by the following persons in the capacities indicated on August 2, 2001.


     Signature                                      Title
     ---------                                      -----


/s/ William C. Morris                            Chairman of the Board
--------------------------------------
William C. Morris                                (Principal executive officer)
                                                 and Director


/s/ Brian T. Zino                                Director and President
--------------------------------------
Brian T. Zino


/s/ Lawrence P. Vogel                            Treasurer
--------------------------------------
Lawrence P. Vogel



John R. Galvin, Director              )
Alice S. Ilchman, Director            )
Frank A. McPherson, Director          )
John E. Merow, Director               )
Betsy S. Michel, Director             )           /s/ Brian T. Zino
James C. Pitney, Director             )          -------------------------------
Leroy C. Richie, Director             )          Brian T. Zino, Attorney-in-Fact
James Q. Riordan, Director            )
Robert L. Shafer, Director            )
James N. Whitson, Director            )

                SELIGMAN INVESTMENT GRADE FIXED INCOME FUND, INC.
                       Registration Statement on Form N-1A
                          Pre-effective Amendment No. 1


                                  EXHIBIT INDEX


     The Exhibits listed below have been previously filed, except Exhibits marked with an asterisk (*) which are filed herewith, and Exhibits marked with a double asterisk (**) will be filed by amendment.

(a)      Articles of Incorporation.

(b)      *By-laws.

(c)      *Specimen Stock Certificate.

(d) *Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated.

(e)(1)   *Distributing Agreement between Registrant and Seligman Advisors, Inc.

(e)(2)   *Form of Sales Agreement between Seligman Advisors, Inc. and Dealers.

(f) *Deferred Compensation Plan for Directors of Seligman Investment Grade Fixed Income Fund, Inc.

(g) *Custody and Investment Accounting Agreement between Registrant and State Street Bank and Trust Company.

(h)      Not applicable.

(i)      *Opinion and Consent of Counsel.

(j)      **Consent of Independent Auditors.

(k)      Not applicable.

(l)      *Form of Purchase  Agreement (Investment  Letter)  between   Registrant
         and Seligman Advisors, Inc.

(m) *Administration, Shareholder Services and Distribution Plan and form of Agreement of Registrant.

(n) *Plan of Multiple Classes of Shares pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended.

(o)      *Code of Ethics.

Other Exhibits:   *Powers of Attorney.